Schedule II	12 Months Ended
Dec. 31, 2016
Schedule II
Schedule II [Text Block]

SCHEDULE II

THE TRAVELERS COMPANIES, INC.

(Parent Company Only)

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in millions)

CONDENSED STATEMENT OF INCOME

For the year ended December 31,	2016	2015	2014
Revenues
Net investment income	$13	$7	$6
Net realized investment gains (losses) (1)	(1)	1	3
Total revenues	12	8	9

Expenses
Interest	315	325	321
Other	5	16	15
Total expenses	320	341	336
Loss before income taxes and net income of subsidiaries	(308)	(333)	(327)
Income tax benefit	(168)	(108)	(115)
Loss before net income of subsidiaries	(140)	(225)	(212)
Net income of subsidiaries	3,154	3,664	3,904
Net income	$3,014	$3,439	$3,692

(1)     The parent company had $(1) million, $0 and $0 of other-than-temporary impairment losses recognized in net realized investment gains (losses) during the years ended December 31, 2016, 2015 and 2014, respectively.  The parent company had no other-than-temporary impairment gains or losses recognized in other comprehensive income (loss) during the years ended December 31, 2016, 2015 and 2014.

The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

For the year ended December 31,	2016	2015	2014

Consolidated net income	$3,014	$3,439	$3,692

Other comprehensive income (loss) — parent company:
Changes in net unrealized gains on investment securities having no credit losses recognized in the consolidated statement of income	11	(3)	6
Net changes in benefit plan assets and obligations	(20)	64	(471)
Other comprehensive income (loss) before income taxes and other comprehensive income (loss) of subsidiaries	(9)	61	(465)
Income tax expense (benefit)	(1)	21	(163)
Other comprehensive income (loss), net of taxes, before other comprehensive income (loss) of subsidiaries	(8)	40	(302)
Other comprehensive income (loss) of subsidiaries	(590)	(1,077)	372
Consolidated other comprehensive income (loss)	(598)	(1,037)	70
Consolidated comprehensive income	$2,416	$2,402	$3,762

The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED BALANCE SHEET

At December 31,	2016	2015
Assets
Fixed maturities	$49	$46
Equity securities	155	141
Short-term securities	1,627	1,546
Investment in subsidiaries	27,137	27,573
Other assets	68	58
Total assets	$29,036	$29,364

Liabilities
Debt	$5,744	$5,651
Other liabilities	82	127
Total liabilities	5,826	5,778

Shareholders’ equity
Common stock (1,750.0 shares authorized, 279.6 and 295.9 shares issued and outstanding)	22,614	22,172
Retained earnings	32,185	29,933
Accumulated other comprehensive loss	(755)	(157)
Treasury stock, at cost (489.5 and 467.6 shares)	(30,834)	(28,362)
Total shareholders’ equity	23,210	23,586
Total liabilities and shareholders’ equity	$29,036	$29,364

The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

CONDENSED STATEMENT OF CASH FLOWS

For the year ended December 31,	2016	2015	2014
Cash flows from operating activities
Net income	$3,014	$3,439	$3,692
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(3,154)	(3,664)	(3,904)
Dividends received from consolidated subsidiaries	2,998	3,833	4,071
Capital received from subsidiaries	—	3	—
Deferred federal income tax expense (benefit)	12	(6)	51
Change in income taxes payable	(48)	51	(87)
Other	73	113	(13)
Net cash provided by operating activities	2,895	3,769	3,810

Cash flows from investing activities
Net purchases of short-term securities	(81)	(16)	(7)
Other investments, net	(8)	(20)	5
Net cash used in investing activities	(89)	(36)	(2)

Cash flows from financing activities
Treasury stock acquired—share repurchase authorization	(2,400)	(3,150)	(3,275)
Treasury stock acquired—net employee share-based compensation	(72)	(74)	(57)
Dividends paid to shareholders	(757)	(739)	(729)
Payment of debt	(400)	(400)	—
Issuance of debt	491	392	—
Issuance of common stock—employee share options	332	183	195
Other	—	55	57
Net cash used in financing activities	(2,806)	(3,733)	(3,809)

Net decrease in cash	—	—	(1)
Cash at beginning of year	2	2	3
Cash at end of year	$2	$2	$2

Supplemental disclosure of cash flow information
Cash received during the year for taxes	$132	$209	$136
Cash paid during the year for interest	$311	$318	$318

The condensed financial statements should be read in conjunction with the notes to the condensed financial information of the registrant, as well as the consolidated financial statements and notes thereto.

SCHEDULE II

THE TRAVELERS COMPANIES, INC.
(Parent Company Only)

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF REGISTRANT

1.     GUARANTEES

        The Travelers Companies, Inc. (TRV) fully and unconditionally guarantees the payment of all principal, premiums, if any, and interest on certain debt obligations of its subsidiaries TPC and TIGHI. The guarantees pertain to the $200 million 7.75% notes due 2026 and the $500 million 6.375% notes due 2033.

        TRV also has contingent obligations for guarantees in connection with the selling of businesses to third parties and various indemnifications including indemnifications to service providers in the normal course of business. The guarantees and indemnification clauses are often standard contractual terms and include indemnifications for breaches of representations and warranties and in some cases obligations arising from certain liabilities. The terms of these provisions vary in duration and nature. Certain of the guarantees and indemnifications described above have no stated or notional amounts or limitation to the maximum potential future payments, and, accordingly, TRV is unable to provide an estimate of the maximum potential payments for such arrangements.